Offsetting (Details) - Offsetting of Derivative Liabilities - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	$ 0	$ 190,587
Gross Amounts Offset in the Statement of Financial Condition	0	(182,528)
Net Amounts of Liabilities Presented in the Statement of Financial Condition	0	8,059
Futures and Forward Contracts [Member]
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	0	182,528
Gross Amounts Offset in the Statement of Financial Condition	0	(182,528)
Net Amounts of Liabilities Presented in the Statement of Financial Condition	0	0
Options Written on Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	0	8,059
Gross Amounts Offset in the Statement of Financial Condition	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Condition	$ 0	$ 8,059